UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4870

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/04

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

General New York Municipal Money Market Fund
Statement of Investments
August 31, 2004 (Unaudited)
	Principal
	Amount ($)		Value ($)

	-------------------------		-------------------------
Tax Exempt Investments-101.6%

Albany Industrial Development Agency, Civic
Facility Revenue, Refunding, VRDN
(Albany Institution History)
1.42% (LOC; Key Bank)	2,075,000	a	2,075,000
Allegany-Limestone Central School District
GO Notes, BAN 2.75%, 6/24/2005	5,200,000		5,241,424
Babylon Industrial Development Agency, IDR, VRDN
(J. D'Addario & Co. Inc. Project)
1.35% (LOC; Bank of America)	2,500,000	a	2,500,000
Dobbs Ferry Union Free School District
GO Notes, TAN 2.75%, 2/15/2005	2,800,000		2,817,654
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN
(Marist College Civic Facility)
1.33% (LOC; Key Bank)	6,625,000	a	6,625,000
Erie County Industrial Development Agency
VRDN:
Civic Facility Revenue:
(Hauptman-Woodward Project)
1.39% (LOC; Key Bank)	2,400,000	a	2,400,000
(Multi-Mode-UPC Association)
1.39% (LOC; Key Bank)	5,355,000	a	5,355,000
(People Inc. Project)
1.39% (LOC; Key Bank)	3,295,000	a	3,295,000
IDR, MMARS 3rd Program-B&G Properties
1.40% (LOC; HSBC Bank USA)	1,315,000	a	1,315,000
Hendrick Hudson Central School District
GO Notes, TAN 2%, 10/15/2004	2,000,000		2,001,520
Islip Industrial Development Agency, IDR
VRDN (Brentwood Distribution Co.
Facility) 1.35% (LOC; Bank of America)	1,000,000	a	1,000,000
Liverpool Central School District, GO Notes
3.25%, 4/1/2005 (Insured; FSA)	750,000		759,374
Long Island Power Authority, Electric System
Revenue, CP 1.02%, 10/8/2004
(LOC; HSH Nordbank)	4,000,000		4,000,000
Metropolitan Transportation Authority
Transportation Revenue, CP:
1.20%, 12/9/2004 (LOC; ABN-AMRO)	5,600,000		5,600,000
1.27%, 12/9/2004 (LOC; ABN-AMRO)	10,000,000		10,000,000
Monroe County Industrial Development Agency
VRDN:
Civic Facility Revenue:
(Heritage Christian Home Project)
1.39% (LOC; Key Bank)	3,325,000	a	3,325,000
(YMCA of Greater Rochester)
1.37% (LOC; M&T Bank)	2,770,000	a	2,770,000
College and University Revenue
(Monroe Community College) 1.40%
(LOC; M&T Bank)	3,500,000	a	3,500,000
IDR (Jamestown Continental)
1.40% (LOC; HSBC Bank USA)	1,075,000	a	1,075,000
LR (Robert Weslayan)
1.40% (LOC; M&T Bank)	2,940,000	a	2,940,000

Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.43%
(Liquidity Facility; WestLB AG)	6,700,000	a	6,700,000
Montgomery Otsego Schoharie Counties Solid
Waste Management Authority, RRR, Refunding
2.50%, 1/1/2005 (Insured; MBIA)	1,350,000		1,354,921
Nassau County Tobacco Settlement Corporation
Tobacco Settlement Revenue, VRDN
1.43% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New York City, GO Notes, VRDN
1.39% (Liquidity Facility; Merrill Lynch)	9,320,000	a	9,320,000
New York City Housing Development Corporation
Multi-Family Rental Housing Revenue, VRDN:
(Carnegie Park)
1.32% (Insured; FNMA)	15,000,000	a	15,000,000
(Columbus Green)
1.32% (Insured; FNMA)	9,975,000	a	9,975,000
(Monterey)
1.32% (Insured; FNMA)	18,000,000	a	18,000,000
New York City Industrial Development Agency
VRDN:
Civic Facility Revenue:
(Brooklyn United Methodist Project)
1.33% (LOC; The Bank of New York)	2,900,000	a	2,900,000
(Columbia Grammar & Prep.)
1.25% (LOC; Allied Irish Banks)	5,000,000	a	5,000,000
IDR (Allway Tools Inc. Additional Project)
1.37% (LOC; Citibank)	2,130,000	a	2,130,000
New York City Municipal Water Finance Authority
Water & Sewer Revenue, CP:
1.20%, 10/28/2004
(Liquidity Facility: Dexia Credit Locale and JPMorgan Chase Bank)	5,000,000		5,000,000
1.25%, 11/4/2004
(Liquidity Facility: Bayerische Landesbank and WestLB AG)	10,000,000		10,000,000
1.20%, 11/9/2004
(LOC: Helaba Bank and Landesbank Baden-Wuerttemberg)	5,000,000		5,000,000
New York Counties Tobacco Trust II
Tobacco Settlement Revenue, VRDN
1.43% (Liquidity Facility; Merrill Lynch)	5,215,000	a	5,215,000
New York State Dormitory Authority:
Income Tax Revenue (Personal Income Tax):
2%, 12/15/2004	1,070,000		1,073,040
4%, 3/15/2005	1,555,000		1,578,262
Revenues, VRDN:
1.39% (Liquidity Facility; Merrill Lynch)	9,335,000	a	9,335,000
(Mental Health Services):
1.33% (Liquidity Facility; HSBC Bank USA)	5,000,000	a	5,000,000
1.35% (Liquidity Facility; HSH Nordbank)	14,000,000	a	14,000,000
New York State Housing Finance Agency
Revenue, VRDN (400 3rd Avenue Apartments)
1.34% (LOC; Key Bank)	5,500,000	a	5,500,000
New York State Thruway Authority Highway
and Bridge Trust Fund, Revenue
5.25%, 4/1/2005 (Insured; AMBAC)	2,000,000		2,047,190
Village of Newark, GO Notes, BAN
1.50%, 10/8/2004	1,500,000		1,500,000

North Colonie Central School District
GO Notes, TAN 2%, 10/28/2004	2,000,000		2,002,334
Northport-East Northport Union Free School
District, GO Notes 4%, 4/1/2005
(Insured; MBIA)	955,000		969,815
Oneida County Industrial Development Agency
IDR, VRDN (CMB Oriskany)
1.48% (LOC; The Bank of New York)	2,370,000	a	2,370,000
Oneida City School District, GO Notes, BAN
1.75%, 2/4/2005	4,000,000		4,010,104
Port Authority of New York and New Jersey:
Special Obligation Revenue, Versatile
Structure Obligation, VRDN:
1.36% (Liquidity Facility; Bank of Nova Scotia)	29,100,000	a	29,100,000
1.36% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	27,750,000	a	27,750,000
Transportation Revenue, CP 1.20%, 12/8/2004
(Liquidity Facility: Bank of Nova Scotia,
JPMorgan Chase Bank and Lloyds Bank)	8,500,000		8,500,000
Poughkeepsie Industrial Development Agency
Senior Living Facility Revenue, VRDN
(Manor at Woodside Project) 1.38%
(LOC; The Bank of New York)	5,000,000	a	5,000,000
Poughkeepsie City School District, GO Notes
BAN 2%, 5/6/2005	7,000,000		7,030,364
Riverhead, GO Notes, Public Improvement
3.625%, 11/15/2004 (Insured; MBIA)	1,215,000		1,221,099
Saint Lawrence County Industrial Development
Agency, VRDN:
Civic Facility Revenue (Canton-Potsdam
Hospital Project) 1.35% (LOC; Key Bank)	5,808,000	a	5,808,000
IDR (Newspapers Corp.)
1.46% (LOC; Key Bank)	2,495,000	a	2,495,000
Schenectady County Industrial Development Agency
Civic Facility Revenue, VRDN
(Sunnyview Hospital and Rehabilitation Center)
1.34% (LOC; Key Bank)	4,000,000	a	4,000,000
Southeast Industrial Development Agency
IDR, VRDN (Unilock New York Inc. Project)
1.55% (LOC; Bank One)	2,000,000	a	2,000,000
Suffolk County, GO Notes, Public Improvement
Refunding 3.50%, 4/1/2005 (Insured; MBIA)	1,250,000		1,266,534
Suffolk County Industrial Development Agency
IDR (Belmont Villas LLC Facility)
1.35%, 10/28/2004	6,255,000	b	6,255,000
Syracuse Industrial Development Agency
Civic Facility Revenue, Refunding, VRDN
(Crouse Health Hospital) 1.40%
(LOC; M&T Bank)	4,000,000	a	4,000,000
Ulster County Industrial Development Agency
IDR, VRDN (Kingston Block and Masonry)
1.48% (LOC; The Bank of New York)	3,290,000	a	3,290,000
Wappinger, GO Notes, BAN 2%, 4/29/2005	3,520,000		3,538,285

Warren and Washington Counties Industrial
Development Agency:
IDR, VRDN (Angiodynamics Project)
1.46% (LOC; Key Bank)	3,220,000	a	3,220,000
RRR, Refunding (Hudson Falls Recovery
Project) 2.50%, 11/1/2004
(Insured; AMBAC)	1,250,000		1,252,362
Westchester County Industrial Development
Agency, Civic Facility Revenue, VRDN:
Refunding (Rye Country Day School Project)
1.33% (LOC; Allied Irish Banks)	5,000,000	a	5,000,000
(Young Women's Christian Association)
1.33% (LOC; The Bank of New York)	4,495,000	a	4,495,000
Yonkers Industrial Development Agency
IDR, VRDN (104 Ashburton Avenue LLC)
1.38% (LOC; Key Bank)	3,025,000	a	3,025,000

Total Investments (cost $346,822,282)	101.6%		346,822,282

Liabilities, Less Cash and Receivables	(1.6%)		(5,404,080)

Net Assets	100.0%		341,418,202

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	LR	Lease Revenue
BAN		Bond Anticipation Notes	LOC	Letter of Credit
CP		Commercial Paper	MBIA	Municipal Bond Investors Assurance
FNMA		Federal National Mortgage Association		Insurance Corporation
FSA		Financial Security Assurance	RRR	Resource Recovery Revenue
GO		General Obligation	TAN	Tax Anticipation Notes
IDR		Industrial Development Revenue	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value %
-------------		-------		----	------------------------------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	77.6
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A c	3.3
Not Rated d		Not Rated d		Not Rated d	19.1

100.0

Notes to Statement of Investments:

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the
Manager to be of comparable quality to those rated securities in which the portfolio may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2